ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Cash-flow hedge discontinuation number of days from original forecasted transaction date	60 days
Shipping and handling costs
Shipping and handling costs, including warehousing expenses	$ 119.1	$ 115.6	$ 104.3
Advertising Costs
Advertising costs	$ 226.7	$ 180.3	$ 180.6